OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Minimum contractual future revenues to be received on time charters
The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2018, were as follows:

Year ending December 31
(in thousands of $)
2019	25,851
Total	25,851

Future minimum rental payments under non-cancellable operating leases
The future minimum rental payments under our non-cancellable operating leases are as follows:

Year ending December 31	Total
(in thousands of $)
2019	5,417
2020	3,756
2021	2,682
2022	2,425
2023 and thereafter	6,180
Total minimum lease payments	20,460